VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Communication Services—19.0%
Auto Trader Group plc(1)(2)	58,074,329	$508,837
Autohome, Inc. ADR	3,611,636	231,000
MediaAlpha, Inc. Class A(1)(2)	4,646,036	195,598
Rightmove plc	40,235,150	361,439
		1,296,874

Consumer Discretionary—15.3%
Fox Factory Holding Corp.(1)(2)	3,632,978	565,509
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	4,783,672	402,450
Olo, Inc. Class A(2)(3)	1,921,045	71,828
		1,039,787

Consumer Staples—4.4%
Chefs’ Warehouse, Inc. (The)(1)(2)	2,808,023	89,380
Grocery Outlet Holding Corp.(2)	4,110,075	142,455
PriceSmart, Inc.	713,298	64,917
		296,752

Financials—15.4%
FactSet Research Systems, Inc.	392,708	131,797
Goosehead Insurance, Inc. Class A	1,205,700	153,486
Interactive Brokers Group, Inc. Class A	3,437,856	225,970
MarketAxess Holdings, Inc.	330,985	153,441
Morningstar, Inc.	1,059,942	272,522
Oportun Financial Corp.(1)(2)	2,635,930	52,798
ServisFirst Bancshares, Inc.	904,010	61,454
		1,051,468

Health Care—4.0%
Mesa Laboratories, Inc.	85,353	23,145
National Research Corp.(1)	2,409,518	110,597
U.S. Physical Therapy, Inc.(1)	1,185,000	137,306
		271,048

Industrials—8.0%
AAON, Inc.(1)	4,009,400	250,948
HEICO Corp. Class A	1,307,383	162,351
Omega Flex, Inc.(1)	908,755	133,324
		546,623

Information Technology—31.5%
Aspen Technology, Inc.(2)	1,578,926	217,165
Avalara, Inc.(2)	1,475,000	238,655
Bill.com Holdings, Inc.(2)	3,194,005	585,078
Blackline, Inc.(2)	2,557,403	284,562
Duck Creek Technologies, Inc.(1)(2)	8,694,221	378,286
nCino, Inc.(2)	2,821,202	169,046
NVE Corp.(1)	412,690	30,560
	Shares	Value

Information Technology—continued
Paycom Software, Inc.(2)	363,353	$132,068
SPS Commerce, Inc.(2)	1,095,164	109,352
		2,144,772

Total Common Stocks (Identified Cost $3,392,424)		6,647,324

Total Long-Term Investments—97.6% (Identified Cost $3,392,424)		6,647,324

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	112,126,873	112,127
Total Short-Term Investment (Identified Cost $112,127)		112,127

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	161,455	161
Total Securities Lending Collateral (Identified Cost $161)		161

TOTAL INVESTMENTS—99.2% (Identified Cost $3,504,712)		$6,759,612
Other assets and liabilities, net—0.8%		54,161
NET ASSETS—100.0%		$6,813,773

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated company.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
United Kingdom	13
China	3
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,647,324	$6,647,324
Money Market Mutual Fund	112,127	112,127
Assets:
Equity Securities:
Securities Lending Collateral	161	161
Total Investments	$6,759,612	$6,759,612
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR SMALL-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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